Law Offices of
                           DERENTHAL & DANNHAUSER LLP
                           ONE POST STREET, SUITE 575
                        SAN FRANCISCO, CALIFORNIA 94104
                                 (415) 981-4844
                           Facsimile: (415) 981-4840

                               September 21, 2007

BY FACSIMILE

Ms. Pamela A. Long
Assistant Director
Division of Corporation Finance
Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

                  Re:     ATEL 12, LLC
                          Acceleration Requests
                          Registration Statement on Form S-1
                          SEC File No. 333-142034

Dear Ms. Long:

     Concurrently with this letter we have filed by EDGAR requests to accelerate the effectiveness of the above-referenced registration statement to September 26, 2007 or as soon thereafter as may be practicable. The enclosed copies are provided for your convenience.

     Please contact me with any questions or comments you may have concerning this filing.

                   Very truly yours,

                   /s/ PAUL J. DERENTHAL

                   Paul J. Derenthal

cc:      Mr. Matt Franker
         Mr. Nudrak Salik
         Division of Corporation Finance
         Securities and Exchange Commission
         Facsimile: (202) 772-9368

         Mr. Dean L. Cash
         Mr. Paritosh Choksi
         Mr. Samuel Schussler
         Vasco Morais, Esq.
         Mr. Tullus Miller